Commitments (Details)										1 Months Ended			12 Months Ended
	Nov. 20, 2021 USD ($)	Nov. 20, 2021 CNY (¥)	May 08, 2020 USD ($) shares	May 08, 2020 CNY (¥) shares	May 08, 2020 USD ($) shares	May 08, 2020 CNY (¥) shares	May 02, 2020 USD ($)	Oct. 10, 2019	Oct. 10, 2019	Apr. 15, 2019	Nov. 20, 2017 USD ($)	Nov. 20, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments (Details) [Line Items]
Monthly rental payment	$ 5,600	¥ 36,536									$ 5,600	¥ 36,536
Lease agreement, description											On November 20, 2017, Xi’an TCH entered into a lease for its office with a term from December 1, 2017 through November 30, 2020.	On November 20, 2017, Xi’an TCH entered into a lease for its office with a term from December 1, 2017 through November 30, 2020.
Common stock annually (in Shares) | shares			5,000	5,000	5,000	5,000
Description of engagement agreement							Under the agreement, upon the closing of the financing, the Company will pay Univest Securities, LLC (the “Underwriter” or “Univest”) a discount equal to eight percent (8%) of the gross proceeds raised in the offering, a non-accountable expense allowance equal to one percent (1%) of the gross proceeds of the offering, as well as underwriter warrants to purchase that number of shares of common stock and accompanying Warrants equal to five percent (5%) of the shares of common stock and Warrants sold in the offering, including upon exercise by the Underwriter of its over-allotment option (“Underwriter Warrants”).	the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.	the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.	The Shares were sold to the Purchasers at a negotiated purchase price of $0.80 per share, for gross proceeds to the Company of $1,887,417, before deducting $200,000 in placement agent fees and other estimated offering expenses payable by the Company.
Proceeds from public offering							$ 10,000,000
Rental expense													$ 19,674
New Lease Contract [Member]
Commitments (Details) [Line Items]
Monthly rental payment	$ 5,600	¥ 36,536
Lease agreement, description	The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023	The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023									The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023 with monthly rent of RMB 36,536 ($5,600), to be paid every half year in advance.	The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023 with monthly rent of RMB 36,536 ($5,600), to be paid every half year in advance.
Beijing Office [Member]
Commitments (Details) [Line Items]
Rental expense													$ 61,508	$ 86,874
Chief Financial Officer [Member]
Commitments (Details) [Line Items]
Monthly salary			$ (2,300)	¥ 16,000	$ (2,300)	¥ 16,000